Derivative Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Warrants Liability [Abstract]
Schedule of outstanding warrants and terms
Issuance date	Outstanding as of December 31, 2017	Outstanding as of December 31, 2018	Exercise Price	Exercisable as of December 31, 2018	Exercisable Through

Series (2015)	3,106,000	1,502,500	$0.5	1,502,500	April 2021
Series (2016)	2,853,406	2,628,406	$0.5	2,628,406	May 2019
Series (2018)	-	600,000	$0.125	600,000	November 2021
	5,959,406	4,730,906

Schedule of derivative warrant liabilities
	As of December 31, 2018			As of December 31, 2017
	Series (2015)	Series (2016)	Series (2018)	Series (2015)	Series (2016)
Share price (U.S. dollars)	$0.094	$0.094	$0.094	$0.59	$0.59
Exercise price (U.S. dollars)	$0.5	$0.5	$0.125	$0.5	$0.5
Expected volatility	63%	63%	63%	67%	67%
Risk-free interest rate	2.92%	2.92%	2.92%	1.0%	1.0%
Dividend yield	-	-	-	-	-
Expected term (years)	2.4	0.47	2.88	0.37	0.77

Schedule of stock options derivative warrant liabilities
	Series (2015)	Series (2016)	Series (2018)	Total
Balances at December 31, 2016	$76,768	$182,948	-	$259,716
Exercised	-	(297,200)	-	(297,200)
Changes in fair value	477,648	623,581	-	1,101,229
Balances at December 31, 2017	$554,416	$509,329	-	$1,063,745
Amount classified to equity upon exercise	(88,803)	(40,162)	-	(128,965)
expired	(178,498)	-	-	(178,498)
Issued	-	-	19,655	19,655
Changes in fair value	(281,119)	(466,293)	-	(747,412)
Balances at December 31, 2018	$5,996	$2,874	19,655	$28,525